Note 14 - Employee Incentive Schemes - Performance Shares Unvested Activity (Details) $ / shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	7,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercisable	0